Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$58,307,186.63	0.2104953	$42,627,542.04	0.1538900	$15,679,644.58
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$264,307,186.63	0.2643072	$248,627,542.04	0.2486275	$15,679,644.58

Weighted Avg. Coupon (WAC)	4.60%		4.62%
Weighted Avg. Remaining Maturity (WARM)	31.86		31.03
Pool Receivables Balance	$296,383,242.17		$279,958,445.29
Remaining Number of Receivables	33,029		32,071

Adjusted Pool Balance	$284,509,546.03		$268,829,901.45

III. COLLECTIONS

Principal:
Principal Collections	$16,062,145.36
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$307,144.55
Total Principal Collections	$16,369,289.91

Interest:
Interest Collections	$1,145,936.03
Late Fees & Other Charges	$36,092.58
Interest on Repurchase Principal	$-
Total Interest Collections	$1,182,028.61

Collection Account Interest	$391.98
Reserve Account Interest	$137.31
Servicer Advances	$-

Total Collections	$17,551,847.81

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$17,551,847.81
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$22,602,437.66
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$246,986.04		$246,986.04	$246,986.04
Collection Account Interest					$391.98
Late Fees & Other Charges					$36,092.58
Total due to Servicer					$283,470.60

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$50,532.90		$50,532.90
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$201,851.65		$201,851.65	$201,851.65

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$16,842,044.64

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$15,679,644.58
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,679,644.58
Class A-4 Notes				$-
Class A Notes Total:		$15,679,644.58		$15,679,644.58
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$15,679,644.58		$15,679,644.58

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,162,400.06

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,873,696.14
Beginning Period Amount	$11,873,696.14
Current Period Amortization	$745,152.30
Ending Period Required Amount	$11,128,543.84
Ending Period Amount	$11,128,543.84
Next Distribution Date Amount	$10,414,001.95

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		7.10%	7.51%	7.51%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.11%	31,464	97.46%	$272,837,533.28
30 - 60 Days	1.49%	478	2.01%	$5,617,504.76
61 - 90 Days	0.34%	108	0.45%	$1,255,250.16
91 + Days	0.07%	21	0.09%	$248,157.09
		32,071		$279,958,445.29
Total
Delinquent Receivables 61 + days past due	0.40%	129	0.54%	$1,503,407.25
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.38%	125	0.52%	$1,539,264.93
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	101	0.39%	$1,231,078.85
Three-Month Average Delinquency Ratio	0.36%		0.48%

Repossession in Current Period		17		$190,671.41
Repossession Inventory		35		$141,495.19

Charge-Offs
Gross Principal of Charge-Off for Current Period				$362,651.52
Recoveries				$(307,144.55)
Net Charge-offs for Current Period				$55,506.97

Beginning Pool Balance for Current Period				$296,383,242.17

Net Loss Ratio				0.22%
Net Loss Ratio for 1st Preceding Collection Period				0.63%
Net Loss Ratio for 2nd Preceding Collection Period				0.86%
Three-Month Average Net Loss Ratio for Current Period				0.57%

Cumulative Net Losses for All Periods				$7,039,793.32
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$1,869,558.64
Number of Extensions				152

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